Stock-Based Compensation (Details) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 06, 2024	Jun. 30, 2024	Jun. 30, 2024
Stock-Based Compensation [Line Items]
Weighted average price		$ 15	$ 15
Total issued and outstanding capital stock rate			1.00%
Compensation expense		$ 2,417,888	$ 2,922,722
Unrecognized compensation expense		$ 3,883,549	$ 3,883,549
Expected remaining years			2 years 8 months 12 days
Level 1 [Member]
Stock-Based Compensation [Line Items]
Fair value per share			$ 6.97
CEO [Member]
Stock-Based Compensation [Line Items]
Weighted average price		$ 12.5	$ 12.5
Total issued and outstanding capital stock rate			1.00%
2024 Omnibus Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Outstanding shares	3,220,400
Rate of outstanding shares	2.00%
Weighted average price		$ 7.5	$ 7.5
Total issued and outstanding capital stock rate			1.00%
2024 Omnibus Incentive Plan [Member] | CEO [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			12 months
2024 Omnibus Incentive Plan One [Member] | CEO [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			24 months
2024 Omnibus Incentive Plan Two [Member] | CEO [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			35 months